Property, Plant and Equipment, Net (Details Textual) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) ft²	Dec. 31, 2013 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization, Total	$ 2,745	$ 3,020	$ 5,246	$ 4,972	$ 8,542	$ 7,238
Business Acquisition Purchase Price Allocation Land1					$ 6,100
Area of Land | ft²					2,500
Warehouse [Member]
Property, Plant and Equipment [Line Items]
Business Acquisition Purchase Price Allocation Land1					$ 5,200